Accrued And Other Liabilities (Other Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 56,896	$ 56,345
Insurance	38,433	30,988
Landlord contributions	24,681	24,785
Off-market Lease, Unfavorable	6,521	663
Unrecognized tax benefits	5,811	5,144
Other	7,081	7,108
Other liabilities	$ 139,423	$ 125,033